COASTAL GASLINK	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
COASTAL GASLINK	COASTAL GASLINK
On November 18, 2024, Coastal GasLink Pipeline Limited Partnership (Coastal GasLink LP) executed a commercial agreement with LNG Canada (LNGC) and each of the five LNGC participants (LNGC Participants) that declared commercial in-service for the pipeline, allowing for the collection of tolls from customers retroactive to October 1, 2024. The agreement also includes a one-time payment of $199 million from LNGC Participants to TC Energy in recognition of the completion of certain work and the final settlement of costs. The payment is to be made by LNGC Participants upon the earlier of three months after the declared in-service of the LNGC facility, or December 15, 2025. The payment, which accrues in full to TC Energy in accordance with the contractual terms between the Coastal GasLink LP partners, has been accounted for as an in-substance equity distribution from Coastal GasLink LP and reflected in Accounts receivable and Equity investments on the Company's Consolidated balance sheet at December 31, 2024.
Subordinated Loan Agreement
TC Energy has a subordinated loan agreement with Coastal GasLink LP under which the Company advances non-revolving interest-bearing loans subject to floating market-based rates to Coastal GasLink LP to fund capital costs to complete the Coastal GasLink pipeline. At December 31, 2023, this loan had a committed capacity of $3,375 million.
Coastal GasLink LP partners, including TC Energy, were contractually obligated to contribute equity to Coastal GasLink LP to ultimately fund the settlement of amounts outstanding under the subordinated loan agreement. Because of the expectation that the Company would predominantly fund the settlement of the amounts outstanding, amounts drawn under the subordinated loan agreement have been accounted for as in-substance equity contributions and are presented as Contributions to equity investments in the Company’s Consolidated statement of cash flows. Repayments of amounts owed by Coastal GasLink LP to the Company are accounted for as in-substance equity distributions and are presented in Other distributions from equity investments in the Company's Consolidated statement of cash flows.
During the year ended December 31, 2024, draws of $627 million (2023 - $2,520 million) were made by Coastal GasLink LP under the subordinated loan agreement.
On December 17, 2024, following the declared commercial in-service of the pipeline, Coastal GasLink LP repaid the $3,147 million balance owing to TC Energy under the subordinated loan agreement. The Company's share of equity contributions required to fund Coastal GasLink LP's repayment of the outstanding loan balance amounted to $3,137 million. This repayment reduced the Company's funding commitment under the subordinated loan agreement to $228 million at December 31, 2024. At December 31, 2024, $228 million (December 31, 2023 - $855 million) in unused committed capacity remains available for use by Coastal GasLink LP. At December 31, 2024, the balance of loans outstanding under the subordinated loan agreement was nil (December 31, 2023 - $2,520 million).
Subordinated Demand Revolving Credit Facility Agreement
The Company has a subordinated demand revolving credit facility agreement with Coastal GasLink LP to provide additional     short-term liquidity and funding flexibility to projects under construction. Facilities available through this agreement bear interest at floating market-based rates and have a combined capacity of $120 million (December 31, 2023 - $100 million) with no outstanding balances at December 31, 2024 and 2023.
Impairment of Equity Investment in Coastal GasLink LP
In February 2023, Coastal GasLink LP announced an increase in the revised capital cost of the Coastal GasLink pipeline. As noted above, the expectation was that equity contributions to fund the increased capital cost would be predominantly funded by TC Energy. For the year ended December 31, 2022 until the quarter ended September 30, 2023, the expectation that additional equity contributions under the subordinated loan agreement would be predominantly funded by TC Energy was an indication of significant adverse impact on the estimated fair value of the Company’s investment in Coastal GasLink LP. The Company completed valuation assessments in each of these periods and concluded that the fair value of its investment in         Coastal GasLink LP was below its carrying value in each period assessed, reflecting other-than-temporary impairments. As a result, the Company recorded cumulative pre-tax impairment charges of $5,148 million, or $4,586 million after tax, between December 31, 2022 and September 30, 2023. No further indication of other-than-temporary impairments of the Company's investment in Coastal GasLink LP have since been identified and no further impairment charges have been recorded.
At December 31, 2024, the carrying value of the Company's investment in Coastal GasLink LP was $1,006 million (2023 – $294 million).
EQUITY INVESTMENTS

(millions of Canadian $)	Ownership Interest at December 31, 2024	Income (Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2024	2023	2022	2024	2023

Canadian Natural Gas Pipelines
TQM[1]	50%	17	17	17	160	166
Coastal GasLink[1,2]	35%	17	203	1	1,006	294
U.S. Natural Gas Pipelines
Northern Border	50%	130	101	92	647	599
Millennium	47.5%	95	109	103	(21)	476
Iroquois	50%	100	98	77	221	227
Other	Various	16	16	20	135	120
Mexico Natural Gas Pipelines
Sur de Texas	60%	283	78	150	1,403	1,078
Power and Energy Solutions
Bruce Power[1]	48.3%	900	690	537	7,043	6,242
Other	Various	—	(2)	2	42	38
		1,558	1,310	999	10,636	9,240
1Classified as a VIE. Refer to Note 32, Variable interest entities, for additional information.
2Refer to Note 7, Coastal GasLink, for additional information.
Coastal GasLink Incentive Payment
The Coastal GasLink project reached mechanical completion in November 2023 and was ready to deliver commissioning gas to the LNGC facility by the end of 2023. These milestones entitled Coastal GasLink LP to receive a $200 million incentive payment from LNGC, which was recorded as Accounts receivable on the Consolidated balance sheet and Income (loss) from equity investments in the Consolidated statement of income as at and for the year ended December 31, 2023. The incentive payment was settled through a cash distribution in February 2024.
Distributions and Contributions
Distributions received from equity investments and contributions made to equity investments for the years ended December 31, 2024, 2023 and 2022 were as follows:

year ended December 31	2024	2023	2022
(millions of Canadian $)

Distributions
Distributions received from operating activities of equity investments	1,607	1,158	955
Coastal GasLink LP subordinated loan repayment[1,2]	3,147	—	—
Sur de Texas debt repayments[2,3]	—	—	2,404
Other[2]	539	23	228
	5,293	1,181	3,587
Contributions[2]
Contributions to Coastal GasLink LP1	3,964	3,231	1,414
Sur de Texas debt financing[3]	—	—	1,199
Contributions made to other equity investments	719	918	783
	4,683	4,149	3,396
1In December 2024, TC Energy made an equity contribution of $3,137 million to Coastal GasLink LP, which used the funds to repay the balance owing to TC Energy under the subordinated loan agreement. The contribution and repayment were included in Investing activities in the Consolidated statement of cash flows. Refer to Note 7, Coastal GasLink, for additional information.
2Included in Investing activities in the Consolidated statement of cash flows.
3Represents TC Energy's proportionate share of the Sur de Texas debt financing requirements and subsequent repayments. Refer to Note 12, Loans receivable from affiliates, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2024	2023	2022
(millions of Canadian $)

Income
Revenues	6,962	6,197	5,681
Operating and other expenses	(3,783)	(3,343)	(3,290)
Net income	3,026	2,457	2,031
Net income attributable to TC Energy	1,558	1,310	999

at December 31	2024	2023
(millions of Canadian $)

Balance Sheet
Current assets	3,959	3,279
Non-current assets	44,835	41,270
Current liabilities	(2,111)	(2,403)
Non-current liabilities	(21,729)	(21,894)
At December 31, 2024, the cumulative carrying value of the Company’s equity investments was $769 million (2023 – $278 million) lower than the cumulative underlying equity in the net assets primarily due to the impairment of the equity investment in Coastal GasLink LP, partially offset by fair value adjustments at the time of acquisition or partial disposition, as well as interest capitalized during construction. Refer to Note 7, Coastal GasLink, for additional information.